SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Schedule of Share Capital
As of June 30, 2024 and December 31, 2023, the share capital of the Company comprises the following:

AS OF US$ MILLIONS, EXCEPT SHARE AMOUNTS	June 30, 2024					December 31, 2023
	Par Value		Authorized to Issue	Issued and Outstanding	Carrying Amount	Par Value		Authorized to Issue	Issued and Outstanding	Carrying Amount
Class A Senior Preferred Shares		$25.00	100,000,000	—	$—		$25.00	100,000,000	—	$—
Class B Senior Preferred Shares	C$	25.00	100,000,000	—	—	C$	25.00	100,000,000	—	—
Class A Junior Preferred Shares	25.00		1,000,000,000	100,460,280	2,751	25.00		1,000,000,000	100,460,280	2,694
Class B Junior Preferred Shares	C$	25.00	1,000,000,000	—	—	C$	25.00	1,000,000,000	—	—
Exchangeable Class A Shares	33.26		1,000,000,000	16,879,755	666	33.42		1,000,000,000	15,311,749	615
Exchangeable Class A-1 Shares	33.26		500,000,000	26,505,771	904	33.42		500,000,000	28,073,777	961
Class B Shares	33.26		500,000	24,000	1	33.42		500,000	24,000	1
Class C Shares	1.00		1,000,000,000	128,643,406	4,726	1.00		1,000,000,000	102,056,784	3,607

Schedule of Movement of Shares Issued and Outstanding
The movement of shares issued and outstanding is as follows:

	2024					2023
AS OF AND FOR THE THREE MONTHS ENDED JUN. 30	Class A Redeemable Junior Preferred Shares	Class A Exchangeable Shares	Class A-1 Exchangeable Shares	Class B Shares	Class C Shares	Class A Redeemable Junior Preferred Shares	Class A Exchangeable Shares	Class A-1 Exchangeable Shares	Class B Shares	Class C Shares
Beginning, Jan. 1	100,460,280	15,311,749	28,073,777	24,000	102,056,784	100,460,280	9,594,989	—	24,000	40,934,623
Issuances	—	—	—	—	—	—	1,165,000	—	—	—
Conversions	—	1,523,169	(1,523,169)	—	—	—	(309,037)	—	—	380,268
Ending, Mar. 31	100,460,280	16,834,918	26,550,608	24,000	102,056,784	100,460,280	10,450,952	—	24,000	41,314,891
Issuances	—	—	—	—	26,586,622	—	—	—	—	—
Conversions	—	44,837	(44,837)	—	—	—	—	—	—	—
Ending, Jun. 30	100,460,280	16,879,755	26,505,771	24,000	128,643,406	100,460,280	10,450,952	—	24,000	41,314,891

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